Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Current Assets
Cash	$ 121,549	$ 41,318	$ 340,502
Prepaid deposits	294,206	270,506	155,072
Total Current Assets	415,755	311,824	495,574
Property and Equipment, net	123,901	135,285	164,173
Total Assets	539,656	447,109	659,747
Current Liabilities
Accounts payable and accrued liabilities	39,491	39,098	27,498
Related party payables	317,136	240,012	100,211
Customer deposits	20,000	20,000	20,000
Loan payable, current portion	12,836	12,699	12,212
Total Current Liabilities	389,463	311,809	159,921
Loan payable, non-current portion	40,496	43,759	56,458
Total Liabilities	429,959	355,568	216,379
Commitments and Contingencies
Stockholders’ Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, 292,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	292	292	292
Common stock, $0.001 par value; 500,000,000 shares authorized, 9,979,575 and 9,890,075 shares issued and outstanding at March 31, 2022 and 2021, respectively	10,279	9,980	9,890
Additional paid in capital	1,643,283	1,221,082	1,042,172
Accumulated deficit	(1,544,157)	(1,139,813)	(608,986)
Total Stockholders’ Equity	109,697	91,541	443,368
Total Liabilities and Stockholders’ Equity	$ 539,656	$ 447,109	$ 659,747